Note 4 - Vessels, Net / Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2025	239,876,345	(54,410,775)	185,465,570
Depreciation for the period	-	(6,430,572)	(6,430,572)
Capitalized expenses	89,234	-	89,234
Balance, June 30, 2025	239,965,579	(60,841,347)	179,124,232